The Company, basis of presentation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
The Company, basis of presentation and significant accounting policies
Schedule of Company's interest in principal subsidiaries

Principal subsidiaries
Name	Country	Main activity	Ownership

Fresenius Medical Care Australia Pty. Ltd.	Australia	Provision of healthcare services	100%
		Sale of healthcare products
Fresenius Medical Care Deutschland GmbH	Germany	Sale of healthcare products	100%
		Production of healthcare products
		Research and development
Fresenius Medical Care France S.A.S.	France	Sale of healthcare products	100%
Fresenius Medical Care GmbH	Germany	Sale of healthcare products	100%
Fresenius Medical Care Holdings, Inc. (FMCH)	USA	Provision of healthcare services	100%
		Sale of healthcare products
		Production of healthcare products
		Research and development
Fresenius Medical Care Italia S.p.A.	Italy	Sale of healthcare products	100%
Fresenius Medical Care Korea Ltd.	South Korea	Sale of healthcare products	100%
Fresenius Medical Care Ltda.	Brazil	Sale of healthcare products	100%
Fresenius Medical Care Shanghai Ltd.	China	Sale of healthcare products	100%
Fresenius Medical Care (U.K.) Ltd.	United Kingdom	Provision of healthcare services	100%
		Sale of healthcare products
		Production of healthcare products
National Medical Care of Spain, S.A.U.	Spain	Provision of healthcare services	100%
NephroCare Portugal, S.A.	Portugal	Provision of healthcare services	100%
		Sale of healthcare products
Fresenius Nephrocare Polska Sp. z.o.o.	Poland	Provision of healthcare services	100%
Fresenius Nephrocare Romania S.r.l.	Romania	Provision of healthcare services	100%

Schedule of subsidiaries exempt from applying certain legal requirements

Companies exempt from applying certain legal requirements
Name of the company	Registered office of the company

DiZ München Nephrocare GmbH	Munich, Germany
ET Software Developments GmbH	Sandhausen, Germany
Fresenius Medical Care Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Data Solutions GmbH	Berlin, Germany
Fresenius Medical Care Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Investment GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Zwei Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Ventures GmbH	Bad Homburg v. d. Höhe, Germany
MVZ Gelsenkirchen-Buer GmbH	Gelsenkirchen, Germany
Nephrocare Ahrensburg GmbH	Ahrensburg, Germany
Nephrocare Augsburg GmbH	Augsburg, Germany
Nephrocare Berlin-Weißensee GmbH	Berlin, Germany
Nephrocare Betzdorf GmbH	Betzdorf, Germany
Nephrocare Bielefeld GmbH	Bielefeld, Germany
Nephrocare Buchholz GmbH	Buchholz, Germany
Nephrocare Daun GmbH	Daun, Germany
Nephrocare Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Nephrocare Döbeln GmbH	Döbeln, Germany
Nephrocare Dortmund GmbH	Dortmund, Germany
Nephrocare Friedberg GmbH	Friedberg, Germany
Nephrocare Grevenbroich GmbH	Grevenbroich, Germany
Nephrocare Hagen GmbH	Hagen, Germany
Nephrocare Hamburg-Altona GmbH	Hamburg, Germany
Nephrocare Hamburg-Barmbek GmbH	Hamburg, Germany
Nephrocare Hamburg-Süderelbe GmbH	Hamburg, Germany
Nephrocare Ingolstadt Schrobenhausen GmbH	Ingolstadt, Germany
Nephrocare Kaufering GmbH	Kaufering, Germany
Nephrocare Krefeld GmbH	Krefeld, Germany
Nephrocare Lahr GmbH	Lahr, Germany
Nephrocare Leverkusen GmbH	Leverkusen, Germany
Nephrocare Ludwigshafen GmbH	Ludwigshafen am Rhein, Germany
Nephrocare Mettmann GmbH	Mettmann, Germany
Nephrocare Mönchengladbach GmbH	Mönchengladbach, Germany
Nephrocare Mühlhausen GmbH	Mühlhausen, Germany
Nephrocare München-Ost GmbH	Munich, Germany
Nephrocare Münster GmbH	Münster, Germany
Nephrocare MVZ Aalen GmbH	Aalen, Germany
Nephrocare Oberhausen GmbH	Oberhausen, Germany
Nephrocare Papenburg GmbH	Papenburg, Germany
Nephrocare Pirmasens GmbH	Pirmasens, Germany
Nephrocare Püttlingen GmbH	Püttlingen, Germany
Nephrocare Recklinghausen GmbH	Recklinghausen, Germany
Nephrocare Rostock GmbH	Rostock, Germany
Nephrocare Salzgitter GmbH	Salzgitter, Germany
Nephrocare Schwandorf-Regenstauf GmbH	Schwandorf, Germany
Nephrocare Wetzlar GmbH	Wetzlar, Germany
Nephrocare Witten GmbH	Witten, Germany
Nova Med GmbH Vertriebsgesellschaft für medizinischtechnische Geräte und Verbrauchsartikel	Bad Homburg v. d. Höhe, Germany
ProCure Medical GmbH	Bad Homburg v. d. Höhe, Germany
VIVONIC GmbH	Sailauf, Germany

Schedule of exchange rates of the U.S. dollar affecting foreign currency translation developed

Exchange rates
	December 31, 2025	December 31, 2024	2025	2024	2023
	spot exchange	spot exchange	average exchange	average exchange	average exchange
	rate in €	rate in €	rate in €	rate in €	rate in €
1 U.S. dollar	0.85106	0.96256	0.88499	0.92386	0.92484